RM GREYHAWK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 92.7%
	FIXED INCOME - 92.7%
6,589	Buffalo High Yield Fund, Inc., Institutional Class	$ 68,330
2,183,525	Franklin Floating Rate Daily Access Fund, Advisor Class	16,769,473
569,643	Hartford Floating Rate High Income Fund, Class Y	5,035,646
2,831,514	Invesco Senior Floating Rate Fund, Class Y	18,744,621
203,329	John Hancock Floating Rate Income Fund, Class I	1,545,304
605,016	JPMorgan Floating Rate Income Fund, Class I	5,118,438
		47,281,812

	TOTAL OPEN END FUNDS (Cost $47,386,403)	47,281,812

	SHORT-TERM INVESTMENTS — 6.8%
	MONEY MARKET FUNDS - 6.8%
3,468,772	Invesco Treasury Portfolio, Institutional Class, 5.28% (Cost $3,468,772)(a)	3,468,772

	TOTAL INVESTMENTS - 99.5% (Cost $50,855,175)	$ 50,750,584
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	259,820
	NET ASSETS - 100.0%	$ 51,010,404

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.